Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Operating Revenues By Geographic Region

The Company’s operating revenues by geographic region (as defined by DOT) are summarized below (in millions):

	Year Ended December 31,
	2012	2011	2010
DOT Domestic	$14,287	$13,804	$13,081
DOT Latin America	5,813	5,460	4,619
DOT Atlantic	3,411	3,499	3,365
DOT Pacific	1,344	1,216	1,105

Total consolidated revenues	$24,855	$23,979	$22,170